Grants (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Grants
Capital grants	€ 16,509	€ 10,785
Interest rate grants (preference loans) (See note 21 (d))	499	592
Total Grants	17,008	11,377
Grants transferred to consolidated statement of profit and loss	€ 1,683	€ 1,388